Transactions With Related Parties - Consulting and Manning Agency Agreements (Details) (USD $)	12 Months Ended			16 Months Ended	20 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 30, 2011	Dec. 31, 2012
Related Party Transaction [Line Items]
Amounts paid for consulting agreements	$ 0	$ 0	$ 2,269,933
Due to related parties	84,705	0			84,705
Crewcare
Related Party Transaction [Line Items]
One-off recruitment fees per seaman				110	120
Monthly manning service fee per seaman				85	95
In-house training fee per seaman	30
Extra in-house training fee per seaman	50
Manning expenses	321,648	321,967	324,061
Due to related parties	$ 84,705	$ 903			$ 84,705